Income Taxes - Provision for Income Tax Recovery/Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Comprehensive loss	$ (37,173)	$ (18,790)
Expected income tax expense at Canadian statutory income tax rate of 26.51% (2015-26.51%)	(9,856)	(4,980)
Permanent differences	5,099	1,333
Share issuance costs	(2,965)	(3,734)
Other items	(39)	(8)
Foreign tax rate differential	(664)	(44)
Increase in valuation allowance	8,425	7,433
Provision for income tax (recovery) expense	$ 0	$ 0
Canada Revenue Agency
Operating Loss Carryforwards [Line Items]
Canadian statutory income tax rate	26.51%	26.51%